Fair Value Measurements - Warrant liability (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Warrant Liability [Roll Forward]
Beginning balance			$ 22,234	$ 0	$ 0
Net liabilities assumed from GigCapital5					8,894
Increase due to warrant modification					200,513
Change in fair value	$ 2,796,350	$ (213,942)	$ 3,501,079	$ (190,819)	(187,173)	$ 0
Ending balance					$ 22,234	$ 0